SCHEDULE H, Line 4i - SCHEDULE (MODIFIED CASH BASIS) OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	002
Entity tax identification number	75-1848732
Participant loans	$ 1,500,654
Total	$ 79,822,589
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, interest rate	8.50%
Investment, Identifier [Axis]: Collective Investment Trusts | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2015 Fund Z
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	34,239
Current Value	$ 1,172,677
Investment, Identifier [Axis]: Collective Investment Trusts | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2020 Fund Z
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	41,147
Current Value	$ 1,595,277
Investment, Identifier [Axis]: Collective Investment Trusts | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2025 Fund Z
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	119,093
Current Value	$ 5,131,736
Investment, Identifier [Axis]: Collective Investment Trusts | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2030 Fund Z
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	190,443
Current Value	$ 9,025,092
Investment, Identifier [Axis]: Collective Investment Trusts | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2035 Fund Z
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	102,343
Current Value	$ 5,322,869
Investment, Identifier [Axis]: Collective Investment Trusts | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2040 Fund Z
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	87,426
Current Value	$ 4,960,537
Investment, Identifier [Axis]: Collective Investment Trusts | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2045 Fund Z
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	137,200
Current Value	$ 8,354,136
Investment, Identifier [Axis]: Collective Investment Trusts | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2050 Fund Z
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	94,844
Current Value	$ 5,994,143
Investment, Identifier [Axis]: Collective Investment Trusts | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2055 Fund Z
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	63,699
Current Value	$ 4,109,890
Investment, Identifier [Axis]: Collective Investment Trusts | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2060 Fund Z
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	81,595
Current Value	$ 2,534,332
Investment, Identifier [Axis]: Collective Investment Trusts | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2065 Fund Z
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	17,484
Current Value	$ 377,660
Investment, Identifier [Axis]: Collective Investment Trusts | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2070 Fund Z
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	852
Current Value	$ 13,260
Investment, Identifier [Axis]: Collective Investment Trusts | Principal Global Investors Trust Company | Principal Lifetime Hybrid Income Fund Z
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	57,672
Current Value	$ 1,410,082
Investment, Identifier [Axis]: Collective Investment Trusts | Putnam Investments | Putnam Large Cap Value Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	116,224
Current Value	$ 2,071,401
Investment, Identifier [Axis]: Common Stock | Southside Bancshares, Inc. | Southside Bancshares, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	114,791
Current Value	$ 3,488,490
Investment, Identifier [Axis]: Investment Contract | Principal Life Insurance Company | Principal Fixed Income Guaranteed Option
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 975,197
Investment, Identifier [Axis]: Mutual Funds | Eagle Financial Services, Inc. | Carillon Eagle Mid Cap Growth R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	13,368
Current Value	$ 962,894
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	21,209
Current Value	$ 5,041,813
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity Total Int Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	9,656
Current Value	$ 167,239
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity US Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	90,724
Current Value	$ 958,049
Investment, Identifier [Axis]: Mutual Funds | Franklin Templeton Investments | Franklin Small Cap Growth R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	30,817
Current Value	$ 849,925
Investment, Identifier [Axis]: Mutual Funds | JP Morgan Funds | JP Morgan U.S. Research Enhanced Equity R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	49,769
Current Value	$ 2,384,947
Investment, Identifier [Axis]: Mutual Funds | The American Funds | American Funds New Perspective R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	15,159
Current Value	$ 1,071,297
Investment, Identifier [Axis]: Mutual Funds | The American Funds | American Funds New World R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,012
Current Value	$ 280,654
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group | Vanguard Fed Money Market Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,205,667
Current Value	$ 2,205,667
Investment, Identifier [Axis]: Pooled Separate Accounts | Principal Life Insurance Company | Principal Core Fixed Income Separate Account Z
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	37,191
Current Value	$ 711,180
Investment, Identifier [Axis]: Pooled Separate Accounts | Principal Life Insurance Company | Principal Diversified Income Separate Account Z
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,386
Current Value	$ 41,182
Investment, Identifier [Axis]: Pooled Separate Accounts | Principal Life Insurance Company | Principal Diversified International Separate Account Z
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,235
Current Value	$ 388,086
Investment, Identifier [Axis]: Pooled Separate Accounts | Principal Life Insurance Company | Principal Global Real Estate Securities Separate Account Z
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,872
Current Value	$ 50,395
Investment, Identifier [Axis]: Pooled Separate Accounts | Principal Life Insurance Company | Principal LargeCap Growth I Separate Account Z
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	45,243
Current Value	$ 4,059,339
Investment, Identifier [Axis]: Pooled Separate Accounts | Principal Life Insurance Company | Principal MidCap S&P 400 Index Separate Account Z
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	5,912
Current Value	$ 695,051
Investment, Identifier [Axis]: Pooled Separate Accounts | Principal Life Insurance Company | Principal MidCap Value I Separate Account Z
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	5,380
Current Value	$ 506,925
Investment, Identifier [Axis]: Pooled Separate Accounts | Principal Life Insurance Company | Principal Real Estate Securities Separate Account Z
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	5,895
Current Value	$ 515,124
Investment, Identifier [Axis]: Pooled Separate Accounts | Principal Life Insurance Company | Principal SmallCap S&P 600 Index Separate Account Z
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,107
Current Value	$ 459,551
Investment, Identifier [Axis]: Pooled Separate Accounts | Principal Life Insurance Company | Principal SmallCap Value II Separate Account Z
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	7,449
Current Value	$ 435,838